Note 13 - Deferred Power Purchase Contract Revenue (Detail) - Long Term Liability from Power Purchase Contract (USD $)	Jun. 30, 2012	Dec. 31, 2011
Rate levelization adjustment	$ 439,850	$ 231,086	[1]
Unfavorable contract liabilities	3,519,413	3,489,287	[1]
Total	$ 3,959,263	$ 3,720,373	[1]

[1]	Derived from December 31, 2011 audited financial statements